Operating segments - Consolidated sales revenue by destination (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
China [member]
Disclosure Of Geographical Areas [Line Items]
Allocation of revenue increase (decrease)	$ 337	$ 135
Canada [member]
Disclosure Of Geographical Areas [Line Items]
Allocation of revenue increase (decrease)		155
Asia (excluding China and Japan) [member]
Disclosure Of Geographical Areas [Line Items]
Allocation of revenue increase (decrease)	$ (319)	$ (263)